Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO (Luther) (US$)(1)(2)	Compensation Actually Paid to PEO (Luther) (US$)(2)(6)(7)	Summary Compensation Table for PEO (Angel) (US$)(1)(3)	Compensation Actually Paid to PEO (Angel) (US$)(3)(6)(7)	Summary Compensation Table for PEO (Federoff) (US$)(1)(4)	Compensation Actually Paid to PEO (Federoff) (US$)(4)(6)(7)	Average Summary Compensation Table Total for NON-PEOs (US$)(1)(5)	Average Compensation Actually Paid to Non-PEO (US$)(5)(6)(7)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (US$)	GAAP Net Loss (US$)(in thousands)
2024	$3,047,818	$770,000	$-	$-	$-	$-	$385,198	$285,209	$0.31	$(44,539)

2023	$-	$-	$824,680	$591,975	$-	$-	$333,996	$328,318	$1.89	$(21,668)

2022	$-	$-	$1,151,254	$532,184	$2,230,021	$(5,198,932)	$792,978	$65,814	$87.79	$(24,579)

Named Executive Officers, Footnote [Text Block]

(2)	Mr. Luther was appointed our President and Chief Executive Officer (PEO) on January 1, 2024 and to our board of directors effective January 1, 2024.

(3)	Dr. Angel was appointed our Interim Chief Executive Officer (PEO) and President on May 26, 2022 and to our board of directors effective June 6, 2022. Dr. Angel was appointed our Chief Executive Officer (PEO) and President on January 1, 2023. Dr. Angel resigned as our Chief Executive Officer and President and from our board of directors effective August 4, 2023 and was reappointed as our Chief Executive Officer and President on August 9, 2023. Dr. Angel subsequently resigned as our Chief Executive Officer and President effective December 31, 2023.

(4)	Dr. Federoff resigned as the Company’s Chief Executive Officer (PEO) and as a member of the Board effective on May 26, 2022.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 385,198	$ 333,996	$ 792,978
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 285,209	328,318	65,814
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024		2023		2022
	PEO (Mr. Luther)	Average of Other Non-PEO NEOs	PEO (Dr. Angel)	Average of Other Non-PEO NEOs	PEO (Dr. Angel)	PEO (Dr. Federoff)	Average of Other Non-PEO NEOs

Total Compensation from SCT	$3,047,818	$385,198	$824,680	$333,996	$1,151,254	$2,230,021	$792,978

Subtractions:
SCT Value of Stock and Option Awards	2,422,818	110,198	461,680	-	910,453	1,397,979	417,797

Adjustments:
Addition: Fair value at covered year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	145,000	11,583	-	-	224,288	-	23,502

Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	-	-	394,732	-	67,095	51,316	6,921

Addition (Subtraction):
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	-	(144)	-	(685)	-	-	(170,358)

Addition (Subtraction):
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year	-	(1,229)	(12,450)	(390)	-	(1,265,735)	(106,132)

(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-	(153,307)	(4,603)	-	(4,816,555)	(63,300)

Total adjustments for equity awards	145,000	10,209	228,976	(5,678)	291,383	(6,030,974)	(309,367)

Compensation Actually Paid (as calculated)	$770,000	$285,209	$591,975	$328,318	$532,184	$(5,198,932)	$65,814

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR

The graphs below reflect the relationship between the PEO and average non-PEO NEO CAP and the Company’s cumulative indexed Total Shareholder Return (“TSR”) (assuming an initial fixed investment of $100) for the 2024, 2023 and 2022 fiscal years:

PEO CAP vs TSR (January 1, 2022 – December 31, 2024)

Average Other NEO CAP vs TSR (January 1, 2022 – December 31, 2024)

Compensation Actually Paid vs. Net Income

Relationship Between CAP and Net Income (GAAP)

The graph below reflects the relationship between the PEO and average non-PEO NEO CAP and the Company’s net income for the applicable reporting year. As a pre-commercial biotechnology company, we do not tie executive compensation to net income performance, and we do not have other financial metrics that are used to determine executive compensation. See the “—Narrative to Summary Compensation Table” for more information regarding how we compensate our NEOs.

Total Shareholder Return Amount		$ 0.31	1.89	87.79
Net Income (Loss) Attributable to Parent		$ (44,539,000)	(21,668,000)	(24,579,000)
PEO Name		Mr. Luther
Mr. Luther [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT	[1],[5]	$ 3,047,818
Compensation Actually Paid (as calculated)	[3],[4],[5]	770,000
Total adjustments for equity awards		145,000
Mr. Luther [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		2,422,818
Mr. Luther [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		145,000
Mr. Luther [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Mr. Luther [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Mr. Luther [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Mr. Luther [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Angel [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT	[1],[6]		824,680	1,151,254
Compensation Actually Paid (as calculated)	[3],[4],[6]		591,975	532,184
Total adjustments for equity awards			228,976	291,383
Dr. Angel [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards			461,680	910,453
Dr. Angel [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				224,288
Dr. Angel [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards			394,732	67,095
Dr. Angel [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Angel [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards			(12,450)
Dr. Angel [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards			(153,307)
Dr. Federoff [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT	[1],[7]			2,230,021
Compensation Actually Paid (as calculated)	[3],[4],[7]			(5,198,932)
Total adjustments for equity awards				(6,030,974)
Dr. Federoff [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				1,397,979
Dr. Federoff [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Federoff [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				51,316
Dr. Federoff [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Federoff [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				(1,265,735)
Dr. Federoff [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				(4,816,555)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT		385,198	333,996	792,978
Compensation Actually Paid (as calculated)		285,209	328,318	65,814
Total adjustments for equity awards		10,209	(5,678)	(309,367)
Non-PEO NEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		110,198		417,797
Non-PEO NEO [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		11,583		23,502
Non-PEO NEO [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				6,921
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(144)	(685)	(170,358)
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(1,229)	(390)	(106,132)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards			$ (4,603)	$ (63,300)

[1]	The Summary Compensation Table (“SCT”) numbers include the values as reported in this proxy statement for fiscal years 2024 and as reported in the proxy statements filed on October 7, 2024 and May 5, 2023 for the 2023 and 2022 fiscal years, respectively.
[2]	The non-PEO NEOs in the 2023 fiscal year were Ms. Gurrola and Mr. Andrew Jackson. The non-PEO NEOs in the 2022 fiscal year were Mr. Jackson, Dr. Rodger Sidhu and Dr. Kevin D’Amour.
[3]	SEC rules require certain adjustments be made to the SCT total compensation to determine CAP as reported in the Pay Versus Performance Table above. CAP does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:
[4]	The tables below illustrate the valuation assumptions as of the vesting date for awards that vested in the 2024 fiscal year, the 2023 the fiscal year and the 2022 fiscal year computed in a manner consistent with the fair value methodology used to account for stock-based compensation in our Consolidated Financial Statements contained in the applicable Annual Report on Form 10-K filed with the SEC. For a description of such valuation assumptions, see Note 15, Stock-Based Compensation, in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K file with the SEC on March 12, 2025.
[5]	Mr. Luther was appointed our President and Chief Executive Officer (PEO) on January 1, 2024 and to our board of directors effective January 1, 2024.
[6]	Dr. Angel was appointed our Interim Chief Executive Officer (PEO) and President on May 26, 2022 and to our board of directors effective June 6, 2022. Dr. Angel was appointed our Chief Executive Officer (PEO) and President on January 1, 2023. Dr. Angel resigned as our Chief Executive Officer and President and from our board of directors effective August 4, 2023 and was reappointed as our Chief Executive Officer and President on August 9, 2023. Dr. Angel subsequently resigned as our Chief Executive Officer and President effective December 31, 2023.
[7]	Dr. Federoff resigned as the Company’s Chief Executive Officer (PEO) and as a member of the Board effective on May 26, 2022.